Long-term debt Long-term debt - Principal Payments (Detail) - CAD CAD in Thousands	Dec. 31, 2015	Dec. 31, 2014
Long-term Debt, Fiscal Year Maturity [Abstract]
2016	CAD 8,945
2017	78,403
2018	144,407
2019	37,301
2020	150,281
Thereafter	1,076,786
Long-term debt	1,486,795	CAD 1,271,719
Total, including adjustment	1,496,123
Generation
Long-term Debt, Fiscal Year Maturity [Abstract]
2016	1,816
2017	2,045
2018	137,272
2019	30,152
2020	2,641
Thereafter	375,415
Total, including adjustment	549,341
Distribution
Long-term Debt, Fiscal Year Maturity [Abstract]
2016	7,129
2017	76,358
2018	7,135
2019	7,149
2020	147,640
Thereafter	701,371
Long-term debt	CAD 946,782